Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2024 and December 31, 2023.

($ millions)	June 30, 2024	December 31, 2023
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025(1)	—	110
2.750% Series 2026 Notes	498	498
2.375% Series 2028 Notes	531	549
3.000% Series 2029 Notes	995	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	693	693
3.800% Series 2049 Notes	495	494
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2028	—	—
Total non-current financial debts	4,550	4,676

Current financial debts
Local facilities, floating rate:
Japan(1)	74	—
All others	50	48
Other short-term financial debts, floating rate	12	5
Derivatives	1	10
Total current financial debts	137	63
Total financial debts	4,687	4,739